Impact of COVID-19	12 Months Ended
Oct. 31, 2020
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Impact of COVID-19

Note 2	Impact of COVID-19

On March 11, 2020, the outbreak of
COVID-19
was officially declared a pandemic by the World Health Organization. The COVID-19 pandemic continues to have a significant adverse impact on the global economy. Measures undertaken in the second quarter to contain the spread of the virus, including the closure of non-essential
businesses, succeeded in curbing the initial spread of infection, allowing for the partial easing of these measures in the third and fourth quarters. As a result, certain sectors of the economy had seen a resumption of activity. However, there is a risk that the recent retightening of physical distancing measures enacted by governments and businesses in response to the resurgence in infection rates could impact economic activity beyond levels that were previously anticipated. The overall economy continues to operate below pre-pandemic levels in Canada, the U.S. and other regions where we operate, with continuing uncertainty related to economic growth and unemployment, which ultimately will only be resolved with the dissemination of an effective vaccine for COVID-19. As a result, we continue to operate in an uncertain macroeconomic environment.
Impact on estimates and assumptions
As disclosed in Note 1, the preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate SEs, asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs. Actual results could differ from these estimates and assumptions.
The
COVID-19
pandemic gives rise to heightened uncertainty as it relates to accounting estimates and assumptions and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates and assumptions relating to allowance for credit losses, valuation of financial instruments, and asset impairment.
Allowance for credit losses
The uncertainty created by the
COVID-19
pandemic has increased the level of judgment applied in estimating allowance for credit losses. See Note 6 for more information.
Valuation of financial instruments
Estimating fair value requires the application of judgment. The type and level of judgment required is largely dependent on the amount of observable market information available. The
COVID-19
pandemic has increased market volatility and has negatively impacted the trading levels of certain financial instruments. As a result and as part of our process to determine the fair value of financial instruments, since the onset of the pandemic, we have applied a heightened level of judgment to a broader population of financial instruments than would otherwise generally be required with the objective of determining the fair value that is most representative of those financial instruments. While there has been an improvement in conditions and price discovery in the third and fourth quarter of 2020 relative to the onset of the COVID-19 pandemic in the second quarter of 2020, including the narrowing of credit and funding spreads, the related valuation adjustments have not decreased to pre-COVID-19 levels.
For further details of the valuation of our financial assets and liabilities, see Note 3.
Asset impairment
Given the disruption in economic and market activities caused by the
COVID-19
pandemic, in the second and third quarters of 2020, we assessed whether there were indicators that goodwill may have been impaired. As a result, we recognized a goodwill impairment charge of $28 million on our FirstCaribbean International Bank Limited (CIBC FirstCaribbean) CGU in the second quarter of 2020. An additional goodwill impairment charge of $220 million was recognized in the fourth quarter of 2020 upon the discontinuance of held for sale accounting, as discussed in Note 4.
In the fourth quarter of 2020, we performed our annual impairment test for our other CGUs, which required the application of heightened judgment in light of the uncertainty regarding the ultimate economic impact of the
COVID-19
pandemic, particularly in evaluating the impact on medium- and long-term forecasted earnings. Implicit in our economic outlook is the assumption that the manner in which governments respond to the second and subsequent waves of the virus, and the dissemination of an effective mass-produced vaccine, will allow the U.S. and Canadian economies to continue to recover during 2021, with the economy returning to pre-COVID levels of economic activity in 2022 and pre-COVID levels of unemployment in 2023. We concluded that the recoverable amounts of these CGUs were in excess of their carrying amounts. Actual experience may differ materially from these expectations, including in relation to the duration and severity of economic contraction and the ultimate timing and extent of a future recovery, which could lead to reductions in the recoverable amounts, which in turn could result in impairment charges.
For further details, see Note 4 and Note 9 to our consolidated financial statements.
Government lending programs in response to
COVID-19
During the year, the Government of Canada introduced the Canada Emergency Business Account (CEBA) program and the Business Credit Availability Program (BCAP) to improve access to credit and financing for Canadian businesses facing operational cash flow and liquidity challenges during the current period of significant uncertainty caused by the
COVID-19
pandemic. In addition, the U.S. federal government introduced the Paycheck Protection Program (PPP) under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). Further details about the programs in which CIBC has more significant participation, and the associated accounting impacts, are described below.
Canada Emergency Business Account program
The purpose of the CEBA program is to provide interest-free, partially forgivable loans of up to $40,000 to qualifying small businesses and not-for-profit
organizations to help cover their operating costs during a period when their revenues have been temporarily reduced. The CEBA program is underwritten by Export Development Canada (EDC) and is available to borrowers until December 31, 2020. The program utilizes the infrastructure of eligible financial institutions, including CIBC, to provide loans that are partially forgivable to existing clients of these financial institutions, including CIBC, that meet the underwriting standards of EDC. Loans advanced under the CEBA program are not recognized on our consolidated balance sheet because they are funded by EDC and all of the resulting cash flows and associated risks and rewards, including any exposure to payment defaults and principal forgiveness, are assumed by EDC. EDC provides a fee to participating financial institutions which is intended to reimburse the costs associated with administering the loans, which we recognize as a reduction of other non-interest
expenses. The CEBA program was launched in the second quarter and expanded subsequently to facilitate the application of the program to certain borrowers that would not have otherwise qualified. As at October 31, 2020, loans of $2.9 billion had been provided to CIBC clients under the CEBA program.
Loan guarantee for small and
medium-sized
enterprises under BCAP
This program is designed to encourage lending to existing clients. Under this program, a subprogram under BCAP, EDC will guarantee 80% of new qualifying operating credit and cash flow term loans of up to $6.25 million to small and medium-sized
enterprises. Loans provided under this program are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. Similar to existing guarantee arrangements, the guarantee from EDC on these loans is reflected in our estimate of ECL. Associated fees paid or received under this program are accounted for over the expected life of the loan using the effective interest rate method. As at October 31, 2020, $252 million of loans have been authorized under this program, of which $175 million, net of repayments, was outstanding on our consolidated balance sheet.
Co-lending
program for small and
medium-sized
enterprises
(“co-lend
program”) under BCAP
Under the
co-lend
program, a subprogram under BCAP, the Business Development Bank of Canada (BDC) and participating financial institutions co-lend
term loans to help qualifying businesses meet their operational cash flow requirements. BDC finances 80% of the loans, with CIBC financing the remaining 20%. The program offers differing maximum financing amounts based on business revenues. Loans originated under this program would be interest-only for the first 12 months. We recognize our 20% interest in loans originated under this program on our consolidated balance sheet as business and government loans classified at amortized cost, to which ECL are applied. The remaining 80% interest financed by BDC is not recognized on our consolidated balance sheet as the risks and rewards, including all interest and credit losses, are passed to BDC. The servicing fee paid by BDC to CIBC for administering their share of the loans will be recognized over the servicing period. As at October 31, 2020, $368 million of loans have been authorized under this program, of which $73 million, representing CIBC’s 20% pro-rata share, remains outstanding on our consolidated balance sheet.
Paycheck Protection Program
In the U.S., the PPP was temporarily added to the U.S. Small Business Administration’s (SBA) Loan Program, under the U.S. federal government’s CARES Act, to help businesses to keep their workforces employed during the
COVID-19
pandemic. Loans provided under the PPP will be forgivable by the SBA if employee and compensation levels are maintained, and the loan proceeds are primarily applied towards payroll, rent, mortgage interest, or utilities. The SBA will reimburse CIBC for all loans forgiven pursuant to the program and for all payment defaults. Loans originated under the PPP are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. As the SBA’s guarantee is integral to the origination of these loans, it is reflected in our estimate of the ECL associated with these loans. As at October 31, 2020, the outstanding balance of loans provided to our clients under this program was US$1.9 billion.
CIBC client relief programs in response to
COVID-19
Refer to Note 6 for details regarding programs offered by CIBC in response to the
COVID-19
pandemic.